Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and due from banks	$ 56,984	$ 68,208
Interest bearing deposits	62,898	101,573
Cash and Cash Equivalents	119,882	169,781
Securities available for sale	559,182	679,350
Securities held to maturity (fair value of $301,860 at December 31, 2024 and $318,606 at December 31, 2023)	339,436	353,988
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	16,099	16,821
Loans held for sale, carried at fair value	7,643	12,063
Loans
Financing receivable, before allowance for credit loss	4,038,825	3,790,901
Allowance for credit losses	(59,379)	(54,658)
Net Loans	3,979,446	3,736,243
Other real estate and repossessed assets, net	938	569
Property and equipment, net	37,492	35,523
Bank-owned life insurance	53,855	54,341
Capitalized mortgage loan servicing rights, carried at fair value	46,796	42,243
Other intangibles	1,488	2,004
Goodwill	28,300	28,300
Accrued income and other assets	147,547	132,500
Total Assets	5,338,104	5,263,726
Deposits
Non-interest bearing	1,013,647	1,076,093
Savings and interest-bearing checking	1,995,314	1,905,701
Reciprocal	907,031	832,020
Time	628,285	524,325
Brokered time	109,811	284,740
Total Deposits	4,654,088	4,622,879
Other borrowings	45,009	50,026
Subordinated debt	39,586	39,510
Subordinated debentures	39,796	39,728
Accrued expenses and other liabilities	104,939	107,134
Total Liabilities	4,883,418	4,859,277
Commitments and contingent liabilities
Shareholders’ Equity
Preferred stock, no par value, 200,000 shares authorized; none issued or outstanding	0	0
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 20,895,714 shares at December 31, 2024 and 20,835,633 shares at December 31, 2023	318,777	317,483
Retained earnings	205,853	159,108
Accumulated other comprehensive loss	(69,944)	(72,142)
Total Shareholders’ Equity	454,686	404,449
Total Liabilities and Shareholders’ Equity	5,338,104	5,263,726
Commercial
Loans
Financing receivable, before allowance for credit loss	1,937,364	1,679,731
Allowance for credit losses	(22,872)	(16,724)
Mortgage
Loans
Financing receivable, before allowance for credit loss	1,516,726	1,485,872
Allowance for credit losses	(22,317)	(21,386)
Installment
Loans
Financing receivable, before allowance for credit loss	584,735	625,298
Allowance for credit losses	$ (3,040)	$ (4,126)